PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	$ 12,501,809		$ 12,930,652		$ 10,498,149
Additions	2,519,305		995,085		613,655
Disposals	(24,119)		(6,285)		(16,090)
Retirements	(65,382)		(63,996)		(27,054)
Depreciation expenses	(1,221,991)		(1,155,061)		(1,462,562)
Foreign exchange	(35,331)		(130,242)		(11,506)
Other increases (decreases)	(754,673)		(74,085)		83,111
Adjustment application IAS 29			5,741
Changes, total	417,809		(428,843)		(498,598)
Closing balance	12,919,618		12,501,809		12,930,652
Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	630,320	[1]	556,822		470,065
Additions	21,884		7,927		11,145
Disposals
Retirements	(20)		(80)		(127)
Depreciation expenses
Foreign exchange	(1,340)		(714)		107
Other increases (decreases)	(278,255)		65,992		75,632
Adjustment application IAS 29			373
Changes, total	(257,731)		73,498		86,757
Closing balance	372,589	[1]	630,320	[1]	556,822
Land [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	45,424		49,780		50,148
Additions	7,950
Disposals	(28)		(8)
Retirements
Depreciation expenses
Foreign exchange	(1,103)		(4,348)		(368)
Other increases (decreases)	(3,837)
Adjustment application IAS 29
Changes, total	2,982		(4,356)		(368)
Closing balance	48,406		45,424		49,780
Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	112,565		124,548		130,219
Additions
Disposals	(47)		(1,412)
Retirements			(19)		(6)
Depreciation expenses	(5,768)		(6,219)		(7,946)
Foreign exchange	(914)		(4,244)		(275)
Other increases (decreases)	(30,974)		(89)		2,556
Adjustment application IAS 29
Changes, total	(37,703)		(11,983)		(5,671)
Closing balance	74,862		112,565		124,548
Plant and Equipment Net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	8,987,582		9,138,591		9,618,505
Additions	1,694,640		635,367		300,098
Disposals	(23,945)		(4,747)		(16,031)
Retirements	(64,838)		(63,774)		(25,951)
Depreciation expenses	(776,225)		(705,577)		(701,094)
Foreign exchange	(24,615)		(94,488)		(9,716)
Other increases (decreases)	(418,083)		78,341		(27,220)
Adjustment application IAS 29			3,869
Changes, total	386,934		(151,009)		(479,914)
Closing balance	9,374,516		8,987,582		9,138,591
Information Technology Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	22,564		30,156		39,714
Additions	6,580		4,995		5,708
Disposals	(13)		(30)		(6)
Retirements	(85)		(92)		(473)
Depreciation expenses	(8,574)		(11,677)		(14,587)
Foreign exchange	(234)		(1,819)		(183)
Other increases (decreases)	538		732		(17)
Adjustment application IAS 29			299
Changes, total	(1,788)		(7,592)		(9,558)
Closing balance	20,776		22,564		30,156
Fixed Installations and Accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	71,009		80,777		83,912
Additions	26		64		329
Disposals	(75)		(74)		(10)
Retirements	(77)		(27)		(497)
Depreciation expenses	(11,945)		(12,538)		(14,124)
Foreign exchange	(2,007)		(8,499)		(820)
Other increases (decreases)	2,903		10,195		11,987
Adjustment application IAS 29			1,111
Changes, total	(11,175)		(9,768)		(3,135)
Closing balance	59,834		71,009		80,777
Motor vehicles [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	9,122		436		1,045
Additions	73		24		77
Disposals	(11)		(14)		(43)
Retirements
Depreciation expenses	(94)		(146)		(187)
Foreign exchange	(125)		(28)		(8)
Other increases (decreases)			273		(448)
Adjustment application IAS 29			89
Changes, total	(157)		198		(609)
Closing balance	6,733		9,122		436
Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	83,267		84,225		104,541
Additions	34,988		20,410		8,156
Disposals
Retirements	(362)		(4)
Depreciation expenses	(19,001)		(27,766)		(27,266)
Foreign exchange	(432)		(2,351)		(243)
Other increases (decreases)			8,753		(963)
Adjustment application IAS 29
Changes, total	15,193		(958)		(20,316)
Closing balance	98,460		83,267		84,225
Other Property, Plants and Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	2,548,444		2,865,317		2,931,101
Additions	753,164		326,298		288,142
Disposals
Retirements
Depreciation expenses	(400,384)		(391,138)		(375,510)
Foreign exchange	(4,561)		(13,751)
Other increases (decreases)	(26,965)		(238,282)		21,584
Adjustment application IAS 29
Changes, total	321,254		(316,873)		(65,784)
Closing balance	$ 2,869,698		$ 2,548,444		$ 2,865,317

[1]	As of December 31, 2019, includes advances paid to aircraft manufacturers for ThUS$ 348,148 (ThUS$ 612,236 as of December 31, 2018)